Income tax - Deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax balances
Balance as of beginning of year	$ 10,846
Balance as of ending of year	21,285	$ 10,846
Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	10,846	9,091	$ 37
Recognized in the statement of comprehensive income	8,272	2,725	5,324
Recognized in statement of Equity	1,553	266	3,825
Exchange differences	614	(1,236)	(95)
Balance as of ending of year	21,285	10,846	9,091
Lease Liabilities | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	209	144	37
Recognized in the statement of comprehensive income	93	83	113
Recognized in statement of Equity	0	0	0
Exchange differences	3	(18)	(6)
Balance as of ending of year	305	209	144
Tax losses | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	8,144	8,537	0
Recognized in the statement of comprehensive income	6,830	743	4,935
Recognized in statement of Equity	1,054	0	3,825
Exchange differences	171	(1,136)	(223)
Balance as of ending of year	16,199	8,144	8,537
Other | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	2,493	410	0
Recognized in the statement of comprehensive income	1,349	1,899	276
Recognized in statement of Equity	499	266	0
Exchange differences	440	(82)	134
Balance as of ending of year	$ 4,781	$ 2,493	$ 410